Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	December 31, 2024	December 31, 2023
Cash on hand	$6,795	$7,975
Checking accounts	61,475	44,742
Demand deposits	21,130,931	4,226,503
Time deposits	16,273,100	42,498,552
	37,472,301	46,777,772
Restricted deposits (Refer to clause b) below and Note 7)	(15,773,099)	(41,470,915)
	$21,699,202	$5,306,857

a)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.
b)	As of December 31, 2024 and 2023, range of interest rate of time deposits was 0.00%~18.00% and 0.00%~5.20%, respectively. Some of time deposits provided as guarantees and with maturity over three months were reclassified as “restricted deposits - current” and “restricted deposits - non-current” based on its nature. Details of the Group’s time deposits transferred to investments in debt instruments without active market are provided in Note 7.

c)	Details of time deposits pledged to others as collaterals are provided in Note 38.